UNEARNED REVENUE (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Unearned Revenue by Segment

Unearned revenue by segment was as follows:

(In millions)

June 30,	2024	2023

Productivity and Business Processes	$43,599	$38,983
Intelligent Cloud	13,683	13,162
More Personal Computing	2,902	1,668

Total	$60,184	$53,813

Changes in Unearned Revenue

Changes in unearned revenue were as follows:

(In millions)

Year Ended June 30, 2024

Balance, beginning of period	$53,813
Deferral of revenue	148,701
Recognition of unearned revenue	(142,330)

Balance, end of period	$60,184